Other Current Liabilities - Summary of Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Current Liabilities [Abstract]
Value added tax	$ 8,621	$ 5,290
Employee withholding taxes	2,333	1,943
Derivatives		2
Other	222	763
Total	$ 11,176	$ 7,998